Employee Benefits - Summary of Expected Benefit Payments (Detail) $ in Thousands	Mar. 31, 2026 USD ($)
Disclosure of defined benefit plans [abstract]
March 31, 2027	$ 1,963
March 31, 2028	2,518
March 31, 2029	2,115
March 31, 2030	2,538
March 31, 2031	2,497
Thereafter	$ 11,350